Investment Strategy	Jul. 27, 2026
Invesco BulletShares 2026 Corporate Bond ETF | Invesco BulletShares 2026 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2027 Corporate Bond ETF | Invesco BulletShares 2027 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2028 Corporate Bond ETF | Invesco BulletShares 2028 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2029 Corporate Bond ETF | Invesco BulletShares 2029 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2030 Corporate Bond ETF | Invesco BulletShares 2030 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2031 Corporate Bond ETF | Invesco BulletShares 2031 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2032 Corporate Bond ETF | Invesco BulletShares 2032 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2034 Corporate Bond ETF | Invesco BulletShares 2034 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2035 Corporate Bond ETF | Invesco BulletShares 2035 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2036 Corporate Bond ETF | Invesco BulletShares 2036 Corporate Bond ETF [Member]
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2026 High Yield Corporate Bond ETF | Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2027 High Yield Corporate Bond ETF | Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2028 High Yield Corporate Bond ETF | Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2029 High Yield Corporate Bond ETF | Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2030 High Yield Corporate Bond ETF | Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2031 High Yield Corporate Bond ETF | Invesco BulletShares 2031 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2032 High Yield Corporate Bond ETF | Invesco BulletShares 2032 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2033 High Yield Corporate Bond ETF | Invesco BulletShares 2033 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2034 High Yield Corporate Bond ETF | Invesco BulletShares 2034 High Yield Corporate Bond ETF [Member]
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2026 Municipal Bond ETF | Invesco BulletShares 2026 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2027 Municipal Bond ETF | Invesco BulletShares 2027 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2028 Municipal Bond ETF | Invesco BulletShares 2028 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2029 Municipal Bond ETF | Invesco BulletShares 2029 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2031 Municipal Bond ETF | Invesco BulletShares 2031 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2032 Municipal Bond ETF | Invesco BulletShares 2032 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2033 Municipal Bond ETF | Invesco BulletShares 2033 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2034 Municipal Bond ETF | Invesco BulletShares 2034 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2035 Municipal Bond ETF | Invesco BulletShares 2035 Municipal Bond ETF [Member]
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco Investment Grade Defensive ETF | Invesco Investment Grade Defensive ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Invesco BulletShares 2033 Corporate Bond ETF | Invesco BulletShares 2033 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2026 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2027 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2028 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2029 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2030 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2031 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2032 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2034 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2035 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2036 Corporate Bond ETF [Member]
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2031 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2032 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2033 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2034 High Yield Corporate Bond ETF [Member]
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2026 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2027 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2028 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2029 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2030 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2031 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2032 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2033 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2034 Municipal Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2035 Municipal Bond ETF [Member]
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

Except for Invesco Investment Grade Defensive ETF | Invesco BulletShares 2033 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.

For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2026 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2027 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2028 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2029 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2030 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2031 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2032 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2034 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2035 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2036 Corporate Bond ETF [Member]
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2031 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2032 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2033 High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2034 High Yield Corporate Bond ETF [Member]
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs | Invesco BulletShares 2033 Corporate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.